OPERATING EXPENSES - Other administrative and general expenses (Details)	12 Months Ended
	Dec. 31, 2024 COP ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2022 USD ($)
OPERATING EXPENSES
Maintenance and repairs	$ 1,012,853,000,000	$ 900,251,000,000	$ 757,861,000,000
Fees	937,643,000,000	943,781,000,000	864,520,000,000
Insurance	734,358,000,000	738,786,000,000	640,753,000,000
Data processing	560,016,000,000	473,059,000,000	362,621,000,000
Frauds and claims	419,920,000,000	346,899,000,000	258,834,000,000
Transport	257,703,000,000	233,856,000,000	232,471,000,000
Advertising	179,122,000,000	175,690,000,000	185,122,000,000
Cleaning and security services	136,242,000,000	129,460,000,000	117,966,000,000
Public services	135,328,000,000	125,433,000,000	119,949,000,000
Contributions and affiliations	115,939,000,000	109,038,000,000	116,118,000,000
Useful and stationery	97,871,000,000	57,061,000,000	55,045,000,000
Communications	76,268,000,000	74,685,000,000	72,501,000,000
Properties improvements and installation	68,335,000,000	66,438,000,000	70,845,000,000
Disputes, fines and sanctions	46,093,000,000	43,499,000,000	63,519,000,000
Real estate management	38,396,000,000	33,637,000,000	30,216,000,000
Travel expenses	32,031,000,000	31,813,000,000	25,600,000,000
Publications and subscriptions	23,412,000,000	22,574,000,000	20,644,000,000
Storage services	17,845,000,000	16,321,000,000	15,013,000,000
Short-term and low-value leases	17,333,000,000	11,577,000,000	19,926,000,000
Legal expenses	12,676,000,000	14,136,000,000	10,573,000,000
Joint operations activities	9,471,000,000	8,892,000,000	8,357,000,000
Others	516,357,000,000	477,058,000,000	511,446,000,000
Total other administrative and general expenses	5,445,212,000,000	5,033,944,000,000	4,559,900,000,000
Taxes other than income tax	$ 1,442,511,000,000	$ 1,433,148,000,000	$ 929,512,000,000
Out of court closing of contingency
OPERATING EXPENSES
Disputes, fines and sanctions				$ 4,000
Judgment against
OPERATING EXPENSES
Disputes, fines and sanctions				$ 2,500